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                                   SSGA FUNDS



                         SUPPLEMENT DATED APRIL 22, 2003



                      STATEMENTS OF ADDITIONAL INFORMATION

                             DATED DECEMBER 27, 2002

                     (AS SUPPLEMENTED THROUGH MARCH 4, 2003)

                          SSGA DISCIPLINED EQUITY FUND

                               SSGA SMALL CAP FUND

                           SSGA AGGRESSIVE EQUITY FUND

                              SSGA IAM SHARES FUND

Effective immediately, the following information under "Brokerage Practices and Commissions" is updated with respect to the total brokerage commissions received by affiliated broker-dealers. Only information that has changed is presented below.

SSGA DISCIPLINED EQUITY FUND

Of the total brokerage commissions paid by the Advisor, commissions received by an affiliated broker/dealer amounted to the following for the fiscal year ended August 31:

        ----------------------
        2000
        ----------------------
        $152, 002
        ----------------------


SSGA SMALL CAP FUND

Of the total brokerage commissions paid, commissions received by an affiliated broker/dealer amounted to the following for each of the fiscal year ended August 31:

        ----------------------
        2000
        ----------------------
        $16,279
        ----------------------


SSGA AGGRESSIVE EQUITY FUND

Of the total brokerage commissions paid by the Advisor, commissions received by an affiliated broker/dealer amounted to the following for the fiscal years ended August 31:

        ---------------------- ----------------------
        2002                   2000
        ---------------------- ----------------------
        $5,018                 $11,435
        ---------------------- ----------------------

Relating to the total brokerage commissions paid by the Advisor for the fiscal year ended August 31, 2002, the percentage of brokerage commissions received by an affiliated broker/deal amounted to 2.0% of the total.

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The percentage of transactions (relating to commission-based trading activity)
effected through an affiliated broker/dealer as a percentage of total commission-based transactions was 3.3% for the fiscal year ended August 31, 2002.


SSGA IAM SHARES FUND

Of the total brokerage commissions paid, commissions received by an affiliated broker/dealer amounted to the following for the fiscal years ended August 31:

        ---------------------- ----------------------
        2002                   2001
        ---------------------- ----------------------
        $10,108                $28,365
        ---------------------- ----------------------


Relating to the total brokerage commissions paid by the Advisor for the fiscal year ended August 31, 2002, the percentage of brokerage commissions received by an affiliated broker/deal amounted to 38.5% of the total.

The percentage of transactions (relating to commission-based trading activity) effected through an affiliated broker/dealer as a percentage of total commission-based transactions was 30.2% for the fiscal year ended August 31, 2002.